Fair Value Measurements (Details) - The Lincoln Electric Company Employee Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 1,265,456,118	$ 1,090,942,959
Level 1, Level 2, and Level 3
Fair Value Measurements
Investments at fair value	413,093,258	560,279,887
Level 1, Level 2, and Level 3 | Mutual funds
Fair Value Measurements
Investments at fair value	206,848,437	374,537,747
Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
Fair Value Measurements
Investments at fair value	37,845,069	37,217,171
Level 1, Level 2, and Level 3 | Lincoln Electric Stock
Fair Value Measurements
Investments at fair value	168,399,752	148,524,969
Level 1
Fair Value Measurements
Investments at fair value	413,093,258	560,279,887
Level 1 | Mutual funds
Fair Value Measurements
Investments at fair value	206,848,437	374,537,747
Level 1 | Self-directed brokerage accounts
Fair Value Measurements
Investments at fair value	37,845,069	37,217,171
Level 1 | Lincoln Electric Stock
Fair Value Measurements
Investments at fair value	168,399,752	148,524,969
Fair value at NAV | Common/collective trusts measured at NAV
Fair Value Measurements
Investments at fair value	$ 852,362,860	$ 530,663,072